Risk Management - Disclosure of assets held for sale (Details) £ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,518,454	£ 1,491,765
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,727)	(5,532)
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 361,523	£ 346,273
Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.039	0.049
Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6,037	£ 10,033
Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(236)	(489)
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	36,952	34,779
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 2,192
Coverage ratio	0	0.050
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,755	£ 5,970
Coverage ratio	0.039	0.043
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 40,281	£ 38,086	£ 37,707
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	2,308
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,988	6,241
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,329)	(3,307)	(3,486)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(116)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(233)	(271)
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,914	13,808
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 1,328
Coverage ratio	0	0.068
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14,431	£ 14,218	10,305
Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,425
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(517)	(410)	(353)
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(97)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	133,324	129,625
Corporate loans | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 46	£ 54
Coverage ratio	0.061	0.085
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 134,650	£ 130,791	128,361
Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	59
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,326)	(1,166)	(1,299)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3)	£ (5)
Stage 1 | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.012	0.012
Stage 1 | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 328,579	£ 306,774
Stage 1 | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,511	8,586
Stage 1 | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(891)	(938)
Stage 1 | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (66)	£ (99)
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.009
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.012	0.012
Stage 1 | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 33,723	£ 31,126	30,409
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,908
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,468	5,495
Stage 1 | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(566)	(553)	(523)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(18)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (65)	£ (64)
Stage 1 | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.014
Stage 1 | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,349	£ 12,450	8,469
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,134
Stage 1 | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(101)	(138)	(59)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (16)
Stage 1 | Corporate loans | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.023	0.020
Stage 1 | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 120,853	£ 116,508	112,505
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	43	49
Stage 1 | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(207)	(209)	(287)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ (1)
Stage 2 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.267	0.184
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 30,664	£ 37,153
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	472	1,225
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,708)	(1,751)
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (126)	£ (226)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.094
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.266	0.234
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,479	£ 5,017	5,578
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	307
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	466	689
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,194)	(1,247)	(1,630)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(29)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (124)	£ (161)
Stage 2 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.150
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,718	£ 1,373	1,343
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	220
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(183)	(111)	(118)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (33)
Stage 2 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.333	0.333
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,638	£ 11,167	13,302
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	9
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(315)	(331)	£ (414)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2)	£ (3)
Stage 3 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.815	0.739
Stage 3 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 54	£ 222
Stage 3 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (44)	£ (164)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.742
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.815	0.807
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 93
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	54	57
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(69)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (44)	£ (46)
Stage 3 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	0.676
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 71
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (48)
Stage 3 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0	1.000
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 1
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ (1)